FIXED ASSETS	3 Months Ended	12 Months Ended
	May 31, 2025	Feb. 28, 2025
Property, Plant and Equipment [Abstract]
FIXED ASSETS

8. FIXED ASSETS

Fixed assets consisted of the following:

	May 31, 2025	February 28, 2025
Automobile	$74,237	$74,237
Demo devices	324,533	302,186
Tooling	107,020	107,020
Machinery and equipment	17,247	8,825
Computer equipment	157,448	157,448
Office equipment	15,312	15,312
Furniture and fixtures	21,225	21,225
Warehouse equipment	36,305	36,305
Leasehold improvements	26,956	26,956
	780,283	749,514
Less: Accumulated depreciation	(521,203)	(491,186)
	$259,080	$258,328

During the three months ended May 31, 2025, the Company made additions of $46,071 of which $22,347 were transfers from inventory with remaining additions of $23,724. During the three months ended May 31, 2024, the Company made additions of $52,177 of which $33,045 were transfers from inventory with remaining additions of $19,132.

Depreciation and amortization for the years ended May 31, 2025, and May 31, 2024, are as follows:

Depreciation and Amortization	Three Months Ended May 31 2025	Three Months Ended May 31, 2024

Fixed assets	$30,017	$41,321
Revenue earning devices	4,104	54,355
Total Depreciation and Amortization included in operating expenses	$34,121	$95,676

7. FIXED ASSETS

Fixed assets consisted of the following:

	February 28, 2025	February 29, 2024
Automobile	$74,237	$74,237
Demo devices	302,186	194,350
Tooling	107,020	107,020
Machinery and equipment	8,825	8,825
Computer equipment	157,448	150,389
Office equipment	15,312	15,312
Furniture and fixtures	21,225	21,225
Warehouse equipment	36,305	19,639
Leasehold improvements	26,956	26,956
	749,514	617,953
Less: Accumulated depreciation	(491,186)	(349,878)
	$258,328	$268,075

During the year ended February 28, 2025, the Company made additions to fixed assets of $23,724 and also additions through inventory transfers of $107,836.

During the year ended February 29, 2024, the Company made additions to fixed assets of $22,165 and also additions through inventory transfers of $125,340 and the Company sold a vehicle having a net book value of $4,574 for fair value proceeds of $21,000 and recorded a gain on disposal of fixed assets of $16,426. The $21,000 proceeds were applied to loan payable -related party.

Depreciation and amortization for the years ended February 28, 2025, and February 29, 2024, are as follows:

Depreciation and Amortization	Year Ended February 28, 2025	Year Ended February 29, 2024

Fixed assets	$141,309	$190,747
Revenue earning devices	287,830	132,660
Total Depreciation and Amortization included in operating expenses	$429,139	$323,407

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS